COMMITMENTS AND CONTINGENCIES - Contingencies (Details) - CNY (¥) ¥ in Thousands	2 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Contingencies
Accrued contingencies in other operating expense		¥ 66,234
Reversed contingencies	¥ 32,230
Accrued contingencies	¥ 34,004